Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Global Listed Private Equity ETF (PEX)(the “Fund”)Supplement dated February 1, 2024to the Fund’s Summary Prospectus and Statutory Prospectus dated October 1, 2023* * * * *Effective immediately, the Fund’s Annual Fund Operating Expenses table and Expense Example are hereby deleted in their entirety and replaced with the following:Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Investment Advisory Fees0.50%Other Expenses1.45%Acquired Fund Fees and Expenses2.19%Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements4.14%Fee Waiver/Reimbursement-1.35%Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements2.79%1“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.2ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses (excluding Acquired Fund Fees and Expenses) to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.60% through September 30, 2024. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/ expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:1 Year3 Years5 Years10 Years$282$1,136$2,004$4,241The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.For more information, please contact the Fund at 1-866-776-5125.Please retain this supplement for future reference.
ProShares Global Listed Private Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Global Listed Private Equity ETF (PEX)(the “Fund”)Supplement dated February 1, 2024to the Fund’s Summary Prospectus and Statutory Prospectus dated October 1, 2023* * * * *Effective immediately, the Fund’s Annual Fund Operating Expenses table and Expense Example are hereby deleted in their entirety and replaced with the following:Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Investment Advisory Fees0.50%Other Expenses1.45%Acquired Fund Fees and Expenses2.19%Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements4.14%Fee Waiver/Reimbursement-1.35%Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements2.79%1“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.2ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses (excluding Acquired Fund Fees and Expenses) to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.60% through September 30, 2024. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/ expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:1 Year3 Years5 Years10 Years$282$1,136$2,004$4,241The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.For more information, please contact the Fund at 1-866-776-5125.Please retain this supplement for future reference.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/ expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
ProShares Global Listed Private Equity ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_DistributionAndService12b1FeesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_OtherExpensesOverAssets	2.19%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	4.14%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.79%
1 Year	rr_ExpenseExampleYear01	$ 282
3 Years	rr_ExpenseExampleYear03	1,136
5 Years	rr_ExpenseExampleYear05	2,004
10 Years	rr_ExpenseExampleYear10	$ 4,241

[1]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.
[2]	ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses (excluding Acquired Fund Fees and Expenses) to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.60% through September 30, 2024. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.